STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Income:
Royalty income	$ 76,283	$ 135,006	$ 199,435
Operating Expenses:
Professional fees	22,712	12,399	28,740
Office and sundry	505	389	799
Consulting fees	46,640	115,562	180,097
Transfer agent fees	2,400	2,527	2,374
Oil & gas properties expense	27,888	25,907	22,689
Total operating expenses	100,145	156,784	234,699
Other income (expense):
Interest income	3,138	5,093	4,861
Other income		33,633	724
Interest expense	(380)	(509)	(618)
Foreign exchange gain (loss)	2,308	(4,329)	4,702
Change in fair value of derivative liability	(19,791)	(875)	(683)
Total other income (expense)	(14,725)	33,013	8,987
Net income (loss) before taxes	(38,587)	11,235	(26,277)
Income tax benefit (expense)	0	0	0
Net income (loss)	(38,587)	11,235	(26,277)
Other comprehensive loss
Foreign currency translation adjustment	(1,047)	(1,838)	(769)
Comprehensive income (loss)	$ (39,634)	$ 9,397	$ (27,046)
Earnings per common share (Note 3)
Basic	$ (0.00)	$ 0.00	$ (0.00)
Diluted	$ (0.00)	$ 0.00	$ (0.00)
Weighted average number of shares outstanding:
Basic	20,085,119	20,085,119	20,085,119
Diluted	20,085,119	20,085,119	20,085,119